Schedule of Investments (unaudited)	iShares® Morningstar Large-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
L3Harris Technologies Inc.	36,395	$6,242,107
Lockheed Martin Corp	27,818	8,952,389
Northrop Grumman Corp.	24,376	6,986,405
		22,180,901
Air Freight & Logistics — 2.2%
FedEx Corp	30,505	7,179,047
United Parcel Service Inc., Class B	71,755	11,122,025
		18,301,072
Beverages — 0.6%
Brown-Forman Corp., Class A.	16,627	1,099,377
Brown-Forman Corp., Class B, NVS	54,556	3,910,029
		5,009,406
Biotechnology — 1.0%
Regeneron Pharmaceuticals Inc.(a)	15,769	7,945,053
Capital Markets — 5.4%
BlackRock Inc.(b)	15,361	10,772,055
Blackstone Group Inc. (The), Class A	111,161	7,468,907
CME Group Inc.	47,118	8,563,225
Intercontinental Exchange Inc.	75,902	8,375,786
S&P Global Inc	28,810	9,132,770
		44,312,743
Chemicals — 3.4%
Air Products & Chemicals Inc	30,414	8,113,239
Linde PLC	51,159	12,554,419
Sherwin-Williams Co. (The)	11,283	7,805,579
		28,473,237
Commercial Services & Supplies — 0.8%
Waste Management Inc	62,515	6,959,170
Consumer Finance — 1.1%
American Express Co	77,991	9,067,234
Diversified Financial Services — 4.0%
Berkshire Hathaway Inc., Class B(a)	144,485	32,923,797
Electric Utilities — 1.8%
NextEra Energy Inc.	184,825	14,946,798
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A.	52,285	6,529,351
Entertainment — 4.9%
Activision Blizzard Inc	101,471	9,233,861
Electronic Arts Inc.	50,534	7,236,469
Walt Disney Co. (The)(a)	141,256	23,755,021
		40,225,351
Equity Real Estate Investment Trusts (REITs) — 2.0%
Digital Realty Trust Inc	51,245	7,376,718
Prologis Inc	92,036	9,498,115
		16,874,833
Food & Staples Retailing — 1.7%
Costco Wholesale Corp	39,958	14,082,398
Health Care Equipment & Supplies — 6.8%
Abbott Laboratories.	154,603	19,107,385
Baxter International Inc.	87,409	6,715,633
Boston Scientific Corp.(a)	220,945	7,830,291
Danaher Corp	60,062	14,285,146
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp	39,686	$8,771,003
		56,709,458
Health Care Providers & Services — 6.9%
Anthem Inc	29,909	8,882,375
Centene Corp.(a)	108,577	6,547,193
Cigna Corp	43,935	9,536,092
Humana Inc.	19,580	7,501,294
UnitedHealth Group Inc	73,965	24,673,244
		57,140,198
Hotels, Restaurants & Leisure — 3.1%
McDonald’s Corp.	68,823	14,304,173
Starbucks Corp.	117,609	11,385,727
		25,689,900
Industrial Conglomerates — 0.8%
Roper Technologies Inc	17,040	6,695,186
Insurance — 2.7%
Aon PLC, Class A.	35,916	7,294,539
Marsh & McLennan Companies Inc	70,135	7,708,538
Progressive Corp. (The)	83,540	7,283,853
		22,286,930
Interactive Media & Services — 0.8%
Twitter Inc.(a)	135,307	6,837,063
Internet & Direct Marketing Retail — 2.0%
Booking Holdings Inc.(a)	4,709	9,155,850
eBay Inc.	130,205	7,357,884
		16,513,734
IT Services — 5.6%
Accenture PLC, Class A	58,414	14,131,515
Automatic Data Processing Inc	52,541	8,675,570
Fidelity National Information Services Inc.	69,231	8,547,259
Fiserv Inc.(a)	75,939	7,798,176
Global Payments Inc	41,801	7,378,712
		46,531,232
Machinery — 1.3%
Deere & Co	37,091	10,711,881
Metals & Mining — 0.6%
Southern Copper Corp	77,825	5,168,358
Multiline Retail — 2.1%
Dollar General Corp	36,713	7,144,717
Target Corp	57,445	10,407,311
		17,552,028
Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	32,187	7,617,053
Pharmaceuticals — 2.0%
Eli Lilly & Co	78,176	16,258,263
Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices Inc	54,440	8,020,645
Applied Materials Inc	107,824	10,424,424
Lam Research Corp	18,073	8,746,429
NXP Semiconductors NV	45,543	7,308,285
Texas Instruments Inc	86,072	14,261,270
		48,761,053
Specialty Retail — 7.0%
Home Depot Inc. (The).	85,713	23,212,794

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Large-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Lowe’s Companies Inc	74,611	$12,448,845
O’Reilly Automotive Inc.(a)	14,319	6,092,305
Ross Stores Inc.	61,268	6,818,516
TJX Companies Inc. (The)	142,817	9,146,001
		57,718,461
Technology Hardware, Storage & Peripherals — 17.0%
Apple Inc.	1,064,946	140,530,274
Textiles, Apparel & Luxury Goods — 1.8%
Nike Inc., Class B	112,302	15,002,424
Total Common Stocks — 99.7%
(Cost: $610,906,011)		825,554,840

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,373,000	2,373,000
Total Short-Term Investments — 0.3%
(Cost: $2,373,000)		2,373,000
Total Investments in Securities — 100.0%
(Cost: $613,279,011)		827,927,840
Other Assets, Less Liabilities — 0.0%		363,668
Net Assets — 100.0%		$828,291,508
(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,078,621	$—		$(3,077,446	)(b)	$923	$(2,098)	$—	—	$4,965	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	1,933,000	440,000	(b)	—		—	—	2,373,000	2,373,000	1,203		—
BlackRock Inc	7,133,988	4,054,647		(3,420,821)		639,005	2,365,236	10,772,055	15,361	167,684		—
						$639,928	$2,363,138	$13,145,055		$173,852		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index.	14	03/19/21	$2,594	$7,799

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Large-Cap ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$825,554,840	$—	$—	$825,554,840
Money Market Funds.	2,373,000	—	—	2,373,000
	$827,927,840	$—	$—	$827,927,840
Derivative financial instruments(a)
Assets
Futures Contracts.	$7,799	$—	$—	$7,799

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS           Non-Voting Shares

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